CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 14, 2022	Dec. 31, 2022	Dec. 31, 2021
Oil and natural gas sales		$ 10,924			$ 15,904
Operating expenses
Lease operating expenses		15,816		10,621	75,330
Production taxes		786			1,001
General and administrative		2,381,774		825,737	8,050,443
Depreciation, depletion and amortization					4,642
Total operating expenses		2,398,376		836,358	8,131,416
Operating loss					(8,115,512)
Other income (expense)
Interest expense					(212,201)
Gain (loss) on sale of assets					1,000
Gain on extinguishment of debt					77,477
Interest income		1		323	10,428
Total expense, net		1		323	(123,296)
Loss before income taxes		2,387,451		836,035	(8,238,808)
Provision for income taxes
Net loss	$ 910,538	$ (2,387,451)		$ (836,035)	$ (8,238,808)
Loss per common share:
Basic and Diluted		$ 0.01		$ 836,035	$ (8,238,808)
Weighted average number of common shares outstanding:
Basic and Diluted		165,472,241		1	1
Franchise tax
Net loss	(910,538)	$ 2,387,451		$ 836,035	$ 8,238,808
Oil [Member]
Oil and natural gas sales					4,675
Natural Gas [Member]
Oil and natural gas sales					$ 11,229
Successor [Member]
Oil and natural gas sales	2,561
Operating expenses
Lease operating expenses	5,826
Production taxes	229
General and administrative	907,045
Depreciation, depletion and amortization
Total operating expenses	913,100
Operating loss	(910,539)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income	1
Total expense, net	1
Loss before income taxes	(910,538)
Provision for income taxes
Net loss	$ (910,538)
Loss per common share:
Basic and Diluted	$ (0.01)
Weighted average number of common shares outstanding:
Basic and Diluted	165,472,241
Net loss	$ 910,538
Successor [Member] | Oil [Member]
Oil and natural gas sales	1,276
Successor [Member] | Natural Gas [Member]
Oil and natural gas sales	$ 1,285
Predecessor [Member]
Oil and natural gas sales			$ 38,273
Operating expenses
Lease operating expenses			68,488
Production taxes			2,755
General and administrative			7,905,860
Depreciation, depletion and amortization
Total operating expenses			7,977,103
Operating loss			(7,938,830)
Other income (expense)
Interest expense
Gain (loss) on sale of assets
Gain on extinguishment of debt
Interest income			495
Total expense, net			495
Loss before income taxes			(7,938,335)
Provision for income taxes
Net loss			$ (7,938,335)
Loss per common share:
Basic and Diluted			$ (0.05)
Weighted average number of common shares outstanding:
Basic and Diluted			165,472,241
Net loss			$ 7,938,335
Predecessor [Member] | Oil [Member]
Oil and natural gas sales			16,796
Predecessor [Member] | Natural Gas [Member]
Oil and natural gas sales			$ 21,477